Offerings - Offering: 1	Mar. 26, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Amount of Registration Fee	$ 153,100.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $1,000,000,000.

The $1,000,000,000 of common stock registered pursuant to this registration statement comprises $1,000,000,000 of common stock (the “Unsold Shares”) that may be issued and sold under a certain at-the-market issuance sales agreement, as amended, with Aegis Capital Corp. (the “sales agreement”). We paid a registration fee of $153,100.00 pursuant to a prospectus supplement dated July 30, 2025 to Registration Statement No. 333-289071 for $1,000,000,000 of common stock that may be issued and sold under the sales agreement. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the filing fees previously paid in connection with the Unsold Shares will continue to be applied to the Unsold Shares.